Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended	61 Months Ended	64 Months Ended	67 Months Ended	70 Months Ended	73 Months Ended	76 Months Ended	79 Months Ended	82 Months Ended	85 Months Ended	88 Months Ended	91 Months Ended	94 Months Ended	97 Months Ended	100 Months Ended	103 Months Ended	106 Months Ended
	Jan. 21, 2016	Feb. 29, 2016	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024
Class A Shares
Account Value [Line Items]
Accumulated Value	$ 9,450	$ 9,601	$ 9,960	$ 10,253	$ 10,423	$ 10,886	$ 10,810	$ 10,914	$ 11,321	$ 11,370	$ 11,475	$ 11,528	$ 11,286	$ 11,487	$ 11,210	$ 11,454	$ 11,887	$ 11,279	$ 11,186	$ 12,849	$ 12,918	$ 14,538	$ 15,466	$ 14,184	$ 13,379	$ 12,241	$ 12,358	$ 12,332	$ 12,851	$ 12,151	$ 11,969	$ 13,227	$ 13,201	$ 13,966	$ 14,290	$ 14,835	$ 16,261
Institutional Class Shares
Account Value [Line Items]
Accumulated Value	10,000	10,160	10,550	10,860	11,050	11,549	11,479	11,589	12,030	12,093	12,216	12,271	12,026	12,239	11,958	12,227	12,697	12,055	11,957	13,738	13,836	15,585	16,578	15,211	14,361	13,148	13,271	13,257	13,832	13,079	12,901	14,269	14,256	15,090	15,446	16,034	17,594
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,369	$ 11,315	$ 11,779	$ 11,995	$ 12,959	$ 13,292	$ 13,691	$ 14,739	$ 15,175	$ 15,204	$ 16,383	$ 15,663	$ 15,885	$ 15,779	$ 16,862	$ 18,187	$ 17,186	$ 17,804	$ 20,561	$ 21,361	$ 22,564	$ 24,983	$ 26,969	$ 27,326	$ 26,262	$ 24,908	$ 23,941	$ 24,809	$ 24,242	$ 25,636	$ 27,758	$ 28,242	$ 31,625	$ 32,861	$ 35,291	$ 37,814